SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses
Allowance for credit losses	$ 18,072	$ 0	$ 0
Property, Plant and Equipment
Interest expense capitalized	0	0	0
Inventories
Inventory write-down	81,398	4,519	0
Prepaid land use rights
Lease expense	3,300	2,400	1,200
Impairment of long-lived assets
Long-lived asset impairment	175,600	0	0
Revenue recognition
Contract with customer, liability	58,676	262,841
Contract with customer, liability, revenue recognized	149,000	122,000
Advances from customers expected to be recognized in revenue	58,700
Government subsidies
Unrestricted cash government subsidies	3,300	85,500	3,200
Proceeds from government grants related to fixed assets	0	0	0
Share-based compensation	68,081	149,758	314,973
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB	2,135,200	2,829,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognition
Advances from customers expected to be recognized in revenue	$ 37,200
Expected timing of satisfaction, period	1 year
Shipping and Handling
Shipping and handling
Cost of goods and services sold	$ 11,400	$ 14,300	$ 15,900